Summary of significant accounting policies - Impact of adoption of IFRS 15 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adoption of IFRS 15
Contract assets	$ 160		$ 168
Inventories	1,284		1,353	$ 1,186	$ 898
Contract asset	160
Deferred tax liabilities	543		$ 583	$ 732	$ 502
Increase (decrease) due to application of IFRS 15
Adoption of IFRS 15
Contract assets		$ 168
Inventories	(138)	(145)
Contract asset	160
Deferred tax liabilities		$ 4
Deferred tax liabilities increased	$ 3